111 Huntington Avenue, Boston, Massachusetts  02199-7618
617 - 954-5000

                                           May 5, 2014

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:
MFS® Variable Insurance Trust (the “Trust”), (File Nos. 33-74668 and 811-8326) on behalf of MFS® Core Equity Series, MFS® Global Equity Series, MFS® Growth Series, MFS® Investors Growth Stock Series, MFS® Investors Trust Series, MFS® Mid Cap Growth Series; MFS® New Discovery Series, MFS® Research Bond Series, MFS® Research International Series, MFS® Research Series, MFS® Total Return Series, MFS® Utilities Series and MFS® Value Series

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 37 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on April 29, 2014.

Please call the undersigned at (617) 954-5843 or Amy Nightengale at (617) 954-5169 with any questions you may have.

                                           Very truly yours,

                                           BRIAN E. LANGENFELD
                                           Brian E. Langenfeld
                                           Vice President Senior Counsel
BEL/bjn